Government assistance	12 Months Ended
Dec. 31, 2022
Government assistance
Government Assistance

6.Government assistance

Australian Business Wage Subsidies

During 2021, the Australian government introduced programs to support Australian businesses whose revenues were impacted by the COVID-19 pandemic. During the year ended December 31, 2022, there were no government wage subsidies (2021 – $208,077 and 2020 - $2,017,189) recognized as a reduction to the related payroll expenses in the consolidated statements of loss and comprehensive loss.

U.S. Employee Retention Credit Program

During 2021, the Company determined it was qualified for the U.S. Employee Retention Credit. The Company received $224,812 as at December 31, 2022 (2021 - $1,453,735 and 2020 - $nil).

As at December 31, 2022, there is no outstanding balance reported on the consolidated statements of financial position for assistance receivable (2021 - $574,703) in trade and other receivables. The $574,703 receivable at December 31, 2021 was collected during the year ended December 31, 2022.